Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Net revenue	$ 1,974,000,000	$ 1,932,000,000	$ 8,516,000,000	$ 8,268,000,000	$ 7,813,000,000
Cost of goods sold	1,252,000,000	1,230,000,000	5,419,000,000	5,278,000,000	5,008,000,000
Gross profit	722,000,000	702,000,000	3,097,000,000	2,990,000,000	2,805,000,000
Operating expenses:
Operating	173,000,000	175,000,000	715,000,000	744,000,000	701,000,000
Selling, general and administrative, including stock-based compensation	155,000,000	142,000,000	588,000,000	535,000,000	449,000,000
Depreciation	30,000,000	31,000,000	126,000,000	135,000,000	128,000,000
Amortization of intangible assets	104,000,000	96,000,000	400,000,000	439,000,000	395,000,000
Operating expenses	462,000,000	444,000,000	1,829,000,000	1,853,000,000	1,673,000,000
Operating income	260,000,000	258,000,000	1,268,000,000	1,137,000,000	1,132,000,000
Other income (expense):
Equity in earnings of investee	1,000,000	0	(4,000,000)	(2,000,000)	105,000,000
Gain on financial instruments	12,000,000	11,000,000	48,000,000	50,000,000	40,000,000
Interest expense	(63,000,000)	(55,000,000)	(235,000,000)	(231,000,000)	(415,000,000)
Interest income	0	1,000,000	2,000,000	2,000,000	2,000,000
Foreign currency (loss) gain	(1,000,000)	6,000,000	2,000,000	(2,000,000)	(8,000,000)
Loss on extinguishment of debt	(41,000,000)	0			22,000,000
Nonoperating income (expense)	(92,000,000)	(37,000,000)	(187,000,000)	(183,000,000)	(299,000,000)
Income before income taxes	168,000,000	221,000,000	1,081,000,000	954,000,000	833,000,000
Income tax expense	(62,000,000)	(82,000,000)	(394,000,000)	(342,000,000)	(282,000,000)
Net income	106,000,000	139,000,000	687,000,000	612,000,000	551,000,000
Less net income attributable to the noncontrolling interest	(12,000,000)	(14,000,000)	(63,000,000)	(52,000,000)	(47,000,000)
Net income attributable to QVC, Inc. shareholder	$ 94,000,000	$ 125,000,000	$ 624,000,000	$ 560,000,000	$ 504,000,000